Fair value of financial instruments - Disclosure of comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Categories of financial assets [abstract]
Debt securities at amortised cost	£ 68,210	£ 56,749
Loans and advances at amortised cost	346,273	342,747
Reverse repurchase agreements and other similar secured lending at amortised cost	4,734	2,594
Assets included in disposal group classified as held for sale	9,854	3,916
Categories of financial liabilities [abstract]
Deposits at amortised cost	(560,663)	(538,789)
Repurchase agreements and other similar secured borrowing	(39,415)	(41,601)
Debt securities in issue	(92,402)	(96,825)
Subordinated liabilities	(11,921)	(10,494)	£ (11,423)
Liabilities included in disposal groups classified as held for sale	(3,726)	(3,164)
Not held at fair value
Categories of financial assets [abstract]
Debt securities at amortised cost	67,354	55,437
Loans and advances at amortised cost	343,016	334,706
Reverse repurchase agreements and other similar secured lending at amortised cost	4,734	2,594
Assets included in disposal group classified as held for sale	9,628	3,855
Categories of financial liabilities [abstract]
Deposits at amortised cost	(560,393)	(538,502)
Repurchase agreements and other similar secured borrowing	(39,415)	(41,601)
Debt securities in issue	(94,463)	(98,123)
Subordinated liabilities	(12,434)	(10,803)
Liabilities included in disposal groups classified as held for sale	(3,647)	(3,077)
Not held at fair value | Level 1
Categories of financial assets [abstract]
Debt securities at amortised cost	19,341	13,976
Loans and advances at amortised cost	6,977	5,854
Reverse repurchase agreements and other similar secured lending at amortised cost	0	0
Assets included in disposal group classified as held for sale	0	0
Categories of financial liabilities [abstract]
Deposits at amortised cost	(410,955)	(382,345)
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Liabilities included in disposal groups classified as held for sale	0	0
Not held at fair value | Level 2
Categories of financial assets [abstract]
Debt securities at amortised cost	46,429	39,014
Loans and advances at amortised cost	73,606	80,533
Reverse repurchase agreements and other similar secured lending at amortised cost	4,734	2,594
Assets included in disposal group classified as held for sale	3,520	3,855
Categories of financial liabilities [abstract]
Deposits at amortised cost	(146,607)	(150,757)
Repurchase agreements and other similar secured borrowing	(39,415)	(41,601)
Debt securities in issue	(92,066)	(95,999)
Subordinated liabilities	(11,697)	(10,608)
Liabilities included in disposal groups classified as held for sale	(3,647)	(3,077)
Not held at fair value | Level 3
Categories of financial assets [abstract]
Debt securities at amortised cost	1,584	2,447
Loans and advances at amortised cost	262,433	248,319
Reverse repurchase agreements and other similar secured lending at amortised cost	0	0
Assets included in disposal group classified as held for sale	6,108	0
Categories of financial liabilities [abstract]
Deposits at amortised cost	(2,831)	(5,400)
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	(2,397)	(2,124)
Subordinated liabilities	(737)	(195)
Liabilities included in disposal groups classified as held for sale	0	0
Gross exposure
Categories of financial assets [abstract]
Debt securities at amortised cost	68,210	56,749
Loans and advances at amortised cost	346,273	342,747
Reverse repurchase agreements and other similar secured lending at amortised cost	4,734	2,594
Assets included in disposal group classified as held for sale	9,544	3,855
Categories of financial liabilities [abstract]
Deposits at amortised cost	(560,663)	(538,789)
Repurchase agreements and other similar secured borrowing	(39,415)	(41,601)
Debt securities in issue	(92,402)	(96,825)
Subordinated liabilities	(11,921)	(10,494)
Liabilities included in disposal groups classified as held for sale	£ (3,647)	£ (3,077)